Vessels and Other Fixed Assets, Net (Tables)	6 Months Ended
Jun. 30, 2014
Vessels and Other Fixed Assets, Net [Abstract]
Schedule of vessels and other fixed assets, net
	December 31, 2013	June 30, 2014
Cost
Vessels	$481,086	$541,141
Other fixed assets	1,083	1,433
Total cost	482,169	542,574
Accumulated depreciation	(155,495)	(165,272)
Vessels and other fixed assets, net	$326,674	$377,302